Financial Risk Management - Gains(losses) recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment losses
- movement in provision for impairment	$ (14,727)	$ (16,400)	$ (33,876)
Recovery of previous impairment losses	8,311	2,918	2,908
Net impairment losses on financial assets	$ (6,416)	$ (13,482)	$ (30,968)